SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in Accounting Estimate [Line Items]
Accumulated deficit		$ 192,189	$ 146,073
Cash flows from operating activities		$ 4,745	$ 9,749	$ 73,684
Subsequent Event [Member]
Change in Accounting Estimate [Line Items]
Short term debt at default	$ 718
Company reduced employees (in percent)	45.00%